Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Basis for Preparation
Schedule of Exchange Rates of Key Currencies Affecting the Company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2019	2018	2019	2018	2017
U.S. dollar	USD	1.1234	1.1450	1.1196	1.1815	1.1315
Japanese yen	JPY	121.94	125.85	122.06	130.41	126.85
Pound sterling	GBP	0.8508	0.8945	0.8773	0.8847	0.8770
Swiss franc	CHF	1.0854	1.1269	1.1127	1.1549	1.1159
Canadian dollar	CAD	1.4598	1.5605	1.4857	1.5302	1.4644
Australian dollar	AUD	1.5995	1.6220	1.6106	1.5799	1.4794